General (Details) - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2024	Mar. 28, 2023
Franchisor Disclosure [Line Items]
Right to receive, cash per share (in dollars per share)		$ 15.50
Purchase price of acquisition	$ 375,000
Mobile Power Business
Franchisor Disclosure [Line Items]
Purchase price of acquisition	$ 375,000